Equity - contributed equity - Additional Information (Detail)		1 Months Ended		12 Months Ended
	May 17, 2024 AUD ($) shares $ / shares	Feb. 29, 2024 shares $ / shares	Feb. 29, 2024 shares $ / shares	Jun. 30, 2024 AUD ($) $ / shares shares	Jun. 30, 2024 AUD ($) $ / shares $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 19, 2024 $ / shares	May 17, 2024 $ / shares	Apr. 19, 2024 USD ($)	Feb. 01, 2024 shares	Dec. 20, 2023 shares	Nov. 30, 2023 $ / shares shares	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares													$ 0.583
Fair value of warrants | $							$ 1,981,756
Number of shares issued												591,697
Issued capital | $				$ 101,638,000	$ 101,638,000									$ 97,452,000	$ 84,480,000
Fully paid ordinary shares par value | $ / shares				$ 0	$ 0			$ 0.0643
Securities Purchase Agreement [Member]
Fair value of warrants derivative liability | $	$ 232,488
Purchase Agreement With Aluni Capital LP [Member]
Common stock value authroized for issuance as per agreement | $										$ 15,000,000
Purchase Agreement With Aluni Capital LP [Member] | ADR [Member]
Issue of shares | $				$ 776,264
Warrant reserve [member]
Proceeds from issuing other equity instruments				3,020,315		$ 1,981,756
Proceeds From Issuing Other Equity Instruments Before Transaction Cost | $				$ 382,463
Institutional Investor [Member]
Number of shares issued				26,200,000	26,200,000		26,200,000
Issued capital | $				$ 0	$ 0
Prefunded Warrants [Member]
Number of warrants issued				1,824,445
Warrants issue price per share | $ / shares					$ 0.44
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares							$ 0.01
Warrants exercised		1,824,445	1,824,445
Weighted average exercise price, exercised | (per share)		$ 27,901	$ 18,244
Ordinary Warrants [Member]
Number of warrants issued				4,444,445
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares							$ 0.583
American Depositary Shares [Member]
Number of shares issued													2,620,000
American Depositary Shares [Member] | Securities Purchase Agreement [Member]
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares									$ 0.27
Decrease exercise price of warrant | $ / shares	$ 0.27
Number of other equity instruments exercisable in share-based payment arrangement	1,100,000
American Depositary Shares [Member] | Institutional Investor [Member]
Shares Issued Price Per Share 1 | $ / shares					$ 0.45
Number of shares issued				2,620,000	2,620,000		2,620,000
Ordinary shares [member]
Number of shares issued											18,244,450